Significant Accounting Policies - Revenue Recognition for Major Categories of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Amount of revenue deferred and recognized over the shipping period	$ 0
Services
Disaggregation of Revenue [Line Items]
Contract term, high end of range	5 years
Deferred income	$ 3,241	$ 3,460
Contract assets	426	430
Unbilled services accounts receivable included in notes and accounts receivable - trade	$ 788	$ 723
Services | Maximum
Disaggregation of Revenue [Line Items]
Contract term, low end of range	1 year
Open Source Software..
Disaggregation of Revenue [Line Items]
Standalone selling price	$ 0
Allocation of consideration to open source software license	0
Revenue recognized when control is transferred to client	$ 0